SCHEDULE OF INVESTMENTS
Ivy Pictet Targeted Return Bond Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
AUD versus USD:
Call $0.71, Expires 10-29-19, OTC (Ctrpty: Goldman Sachs International)	2,285,000	2,285	$34
Call $0.71, Expires 10-29-19, OTC (Ctrpty: Barclays Capital, Inc.)	2,285,000	2,285	34
EUR versus HUF,
Call $324.68, Expires 10-30-19, OTC (Ctrpty: Barclays Capital, Inc.)	8,185,000	8,185	68
EUR versus NOK,
Put $9.76, Expires 10-29-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,101,000	4,101	73
EUR versus SEK,
Put $10.60, Expires 10-29-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,201,000	8,201	126
EUR versus USD,
Call $1.14, Expires 9-20-19, OTC (Ctrpty: Citibank N.A.)	8,143,000	8,143	106
Euro-Bobl 5-Year Bond September Futures,
Call EUR138.25, Expires 8-23-19(A)	248	24,800	1

Euro-Bund 10-Year Bond September Futures,
Put EUR154.50, Expires 8-23-19(A)	87	8,700	1
Euro-OAT 10-Year Bond September Futures,
Call EUR178.00, Expires 8-23-19(A)	243	24,300	3
GBP versus USD:
Put $1.05, Expires 1-9-20, OTC (Ctrpty: Goldman Sachs International)	11,662,000	11,662	12
Call $1.44, Expires 2-27-20, OTC (Ctrpty: Goldman Sachs International)	11,564,000	11,564	20
NZD versus USD:
Call $0.71, Expires 8-16-19, OTC (Ctrpty: Goldman Sachs International)	29,662,000	29,662	9
Call $0.74, Expires 8-16-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	29,662,000	29,662	—	*
TYU9 116 SEP PUT,
Put $116.00, Expires 8-23-19	136	13,600	1
U.S. 5-Year Treasury Note September Futures:
Put $116.50, Expires 8-3-19	240	24,000	19
Put $110.25, Expires 8-23-19	249	24,900	2
Put $115.50, Expires 8-23-19	230	23,000	9

U.S. Treasury Long Bond September Futures,
Call $191.00, Expires 8-23-19	49	4,900	—	*
USD versus BRL:
Put $3.86, Expires 7-2-19, OTC (Ctrpty: Citibank N.A.)	4,600,000	4,600	43
Call $4.32, Expires 8-21-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	6,820,000	6,820	9
USD versus JPY,
Call $111.31, Expires 11-27-19, OTC (Ctrpty: Goldman Sachs International)	4,536,000	4,536	14
USD versus KRW,
Put $1,141.00, Expires 11-27-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,536,000	4,536	56
USD versus MXN,
Call $20.07, Expires 8-27-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,540,000	4,540	28
USD versus ZAR,
Call $18.07, Expires 8-22-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,401,421	3,401	—	*

TOTAL PURCHASED OPTIONS – 0.2%			$668

(Cost: $1,532)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Broadcasting – 0.5%
Discovery Communications LLC (GTD by Discovery, Inc.),
5.300%, 5-15-49		$492	529
Fox Corp.,
5.576%, 1-25-49		531	647

			1,176

Cable & Satellite – 0.3%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.750%, 4-1-48		600	663

Integrated Telecommunication Services – 1.1%
AT&T, Inc.:
4.250%, 6-1-43(A)	GBP	353	497
5.150%, 2-15-50		$558	614
Telefonica Emisiones S.A.U.,
4.693%, 11-11-19(A)	EUR	1,200	1,389

			2,500

Wireless Telecommunication Service – 0.3%
Bharti Airtel Ltd.,
4.375%, 6-10-25		$561	566

Total Communication Services - 2.2%			4,905

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp.,
3.125%, 12-15-27(A)	EUR	680	843

Home Improvement Retail – 0.3%
Lowe’s Co., Inc.,
4.550%, 4-5-49		$619	667

Restaurants – 0.1%
Starbucks Corp.,
4.450%, 8-15-49		246	269

Total Consumer Discretionary - 0.8%			1,779

Consumer Staples
Brewers – 0.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
4.750%, 4-15-58		271	286
5.800%, 1-23-59		365	457

			743

Drug Retail – 0.3%
CVS Health Corp.,
5.050%, 3-25-48		639	679

Packaged Foods & Meats – 0.2%
Mars, Inc.,
4.200%, 4-1-59(B)		395	429

Total Consumer Staples - 0.8%			1,851

Energy
Integrated Oil & Gas – 1.7%
Korea National Oil Corp.,
2.875%, 3-27-22(B)		731	738
Nexen Energy ULC,
6.400%, 5-15-37		229	305
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6-15-35		545	503
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.750%, 1-14-25(A)	EUR	200	257
6.625%, 1-16-34(A)	GBP	400	565

Petroleos Mexicanos,
4.875%, 2-21-28(A)	EUR	281	312
PT Perusahaan Gas Negara Tbk,
5.125%, 5-16-24		$600	643
Raizen Fuels Finance Ltd.,
5.300%, 1-20-27(B)		589	627

			3,950

Oil & Gas Exploration & Production – 1.1%
Abu Dhabi National Energy Co.,
4.875%, 4-23-30		600	659
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4-6-24(A)	GBP	550	740
Oil and Gas Holding Co.,
7.500%, 10-25-27		$600	631
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7-27-26(C)		508	514

			2,544

Oil & Gas Refining & Marketing – 0.2%
Thaioil Treasury Center Co. Ltd.,
4.625%, 11-20-28(B)		420	460

Oil & Gas Storage & Transportation – 0.9%
Energy Transfer Partners L.P.,
6.000%, 6-15-48		730	832
Kunlun Energy Co. Ltd.,
3.750%, 5-13-25		464	483
TransCanada PipeLines Ltd.,
5.300%, 3-15-77		743	714

			2,029

Total Energy - 3.9%			8,983

Financials
Asset Management & Custody Banks – 0.7%
Charming Light Investments Ltd.:
4.375%, 12-21-27		458	480
4.250%, 6-21-67		233	234
China Cinda Finance (2017) I Ltd.,
4.400%, 3-9-27		808	845

			1,559

Diversified Banks – 5.0%
ABANCA Corp. Bancaria S.A.,
6.125%, 1-18-29(A)	EUR	400	478
ABN AMRO Bank N.V.,
2.875%, 1-18-28(A)		300	368
Banco Santander S.A.,
6.750%, 7-25-66(A)		500	620
Bankia S.A.,
6.000%, 10-18-66(A)		1,000	1,167
Barclays plc,
5.875%, 12-15-65(A)	GBP	400	492
BNP Paribas S.A.,
3.375%, 1-9-25(B)		$850	864
Caixa Geral de Depositos,
5.750%, 6-28-28(A)	EUR	400	496
CaixaBank S.A.:
5.250%, 6-23-66(A)		400	427
6.750%, 9-13-66(A)		400	491
CYBG plc:
3.125%, 6-22-25(A)	GBP	750	928
8.000%, 6-8-66(A)		200	247
Erste Group Bank AG,
6.500%, 10-15-66(A)	EUR	800	1,042
Intesa Sanpaola S.p.A.,
6.250%, 11-16-66(A)		200	234
Intesa Sanpaolo S.p.A.,
6.625%, 9-13-23(A)		613	828

Novo Banco S.A.,
8.500%, 7-6-28(A)(C)		200	234
Royal Bank of Scotland Group plc (The),
1.750%, 3-2-26(A)		1,000	1,164
UniCredit S.p.A.,
5.861%, 6-19-32		$400	383
Unione di Banche Italiane S.p.A.,
4.450%, 9-15-27(A)	EUR	805	932

			11,395

Diversified Capital Markets – 0.6%
Credit Suisse Group AG,
7.250%, 3-12-67		$400	430
Investec plc,
6.750%, 12-5-66(A)	GBP	500	625
UBS Group Funding (Switzerland) AG,
7.000%, 7-31-67(B)		$333	354

			1,409

Investment Banking & Brokerage – 0.4%
Macquarie Group Ltd.,
3.189%, 11-28-23(B)		921	932

Life & Health Insurance – 1.0%
Credit Agricole Assurances S.A.,
2.625%, 1-29-48(A)	EUR	400	449
Just Group plc,
3.500%, 2-7-25(A)	GBP	238	289
NN Group N.V.:
4.625%, 4-8-44(A)	EUR	245	316
4.625%, 1-13-48(A)		241	314
4.500%, 7-15-66(A)		600	753
Phoenix Group Holdings,
4.375%, 1-24-29(A)		205	237

			2,358

Multi-Line Insurance – 1.4%
Assicurazioni Generali S.p.A.,
5.000%, 6-8-48(A)		600	754
Aviva plc,
3.375%, 12-4-45(A)		434	527
Axa S.A.:
3.375%, 7-6-47(A)		200	256
3.250%, 5-28-49(A)		600	750
3.875%, 10-8-66(A)		500	633
Sampo Oyj,
2.250%, 9-27-30(A)		100	126

			3,046

Other Diversified Financial Services – 0.2%
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
3.375%, 9-24-28(A)		300	362

Property & Casualty Insurance – 0.6%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3-15-38(A)		487	633
Direct Line Insurance Group plc,
4.750%, 6-7-66(A)	GBP	400	433
Mapfre S.A.,
1.625%, 5-19-26(A)	EUR	200	241

			1,307

Reinsurance – 0.1%
RenaissanceRe Holdings Ltd.,
3.600%, 4-15-29		$272	279

Specialized Finance – 1.6%
China Great Wall International Holdings III Ltd.,
3.875%, 8-31-27		358	363

Huarong Finance 2017 Co. Ltd.,
4.250%, 11-7-27		354	355
Huarong Finance II Co. Ltd.,
2.875%, 3-14-67		231	225
Siemens Financieringsmaatschappij N.V.,
2.200%, 3-16-20(B)		1,028	1,027
Tesco Corporate Treasury Services plc,
1.375%, 7-1-19(A)	EUR	325	370
Trust F/1401:
4.869%, 1-15-30(B)		$200	201
6.390%, 1-15-50(B)		200	205
WPC Eurobond B.V.,
2.125%, 4-15-27(A)	EUR	800	954

			3,700

Thrifts & Mortgage Finance – 0.6%
Coventry Building Society,
6.875%, 9-18-67(A)	GBP	353	457
Deutsche Pfandbriefbank AG,
2.875%, 6-28-27(A)	EUR	800	919

			1,376

Total Financials - 12.2%			27,723

Health Care
Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6-15-49		$489	508

Health Care Supplies – 0.2%
Medtronic Global Holdings SCA:
1.000%, 7-2-31(A)	EUR	157	178
1.750%, 7-2-49(A)		163	179

			357

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
2.875%, 7-24-37(A)		350	474

Pharmaceuticals – 0.4%
Teva Pharmaceutical Finance II B.V.:
1.250%, 3-31-23(A)		500	505
1.125%, 10-15-24(A)		200	188
1.875%, 3-31-27(A)		300	261

			954

Total Health Care - 1.0%			2,293

Industrials
Diversified Support Services – 0.8%
Logicor Financing S.a.r.l.:
2.250%, 5-13-25(A)		1,200	1,455
3.250%, 11-13-28(A)		200	251

			1,706

Industrial Conglomerates – 0.3%
General Electric Co.,
4.125%, 10-9-42		$437	402
Thyssenkrupp AG,
3.125%, 10-25-19(A)	EUR	343	391

			793

Industrial Machinery – 0.1%
Parker Hannifin Corp.,
4.000%, 6-14-49		$244	258

Marine Ports & Services – 0.4%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12-29-49		834	833

Railroads – 0.5%
CSX Corp.,
4.750%, 11-15-48		1,021	1,188

Research & Consulting Services – 0.1%
IHS Markit Ltd.,
4.250%, 5-1-29		265	279

Total Industrials - 2.2%			5,057

Information Technology
IT Consulting & Other Services – 0.5%
Capgemini SE,
1.750%, 7-1-20(A)	EUR	400	461
International Business Machines Corp.,
4.250%, 5-15-49		$567	609

			1,070

Systems Software – 0.3%
Microsoft Corp.,
4.250%, 2-6-47		702	832

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.,
3.200%, 5-11-27		1,093	1,139
Hewlett Packard Enterprise Co.:
2.100%, 10-4-19(B)		610	609
4.900%, 10-15-25(D)		563	615
6.350%, 10-15-45(D)		642	711
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
3.318%, 10-5-21(E)		97	97

			3,171

Total Information Technology - 2.2%			5,073

Materials
Aluminum – 0.3%
PT Indonesia Asahan Aluminum Persero Tbk:
6.757%, 11-15-48		315	387
6.757%, 11-15-48(B)		200	246

			633

Diversified Chemicals – 0.8%
CNAC (HK) Finbridge Co. Ltd.,
1.750%, 6-14-22(A)	EUR	578	674
CNAK (HK) Finbridge Co. Ltd.,
5.125%, 3-14-28		$200	220
Dow Chemical Co. (The),
4.375%, 11-15-42		892	901

			1,795

Diversified Metals & Mining – 0.2%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9-30-20(A)	EUR	507	601

Fertilizers & Agricultural Chemicals – 0.3%
Israel Chemicals Ltd.,
6.375%, 5-31-38		$616	694

Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc.,
5.000%, 9-26-48		343	381

Total Materials - 1.8%			4,104

Real Estate
Diversified Real Estate Activities – 1.3%
Blackstone Property Partners Europe L.P.,
2.200%, 7-24-25(A)	EUR	800	960
CPI Property Group S.A.,
2.125%, 10-4-24(A)(D)		600	697
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11-28-29(A)		300	372
Shimao Property Holdings Ltd.,
6.125%, 2-21-24		$542	570
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11-9-27		335	336

			2,935

Diversified REITs – 0.7%
Aroundtown S.A.,
1.625%, 1-31-28(A)	EUR	1,100	1,260
Powerlong Real Estate Holdings Ltd.,
5.950%, 7-19-20		$441	440

			1,700

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5-10-21		234	241
5.375%, 9-13-22		400	392

			633

Office REITs – 0.3%
Dream Global Funding I S.a.r.l.,
1.375%, 12-21-21(A)	EUR	600	694

Real Estate Development – 1.5%
China Evergrande Group:
8.250%, 3-23-22		$500	482
8.750%, 6-28-25		600	532
Country Garden Holdings Co. Ltd.,
8.000%, 1-27-24(C)		600	652
Longfor Properties Co. Ltd.,
4.500%, 1-16-28(C)		706	718
RKPF Overseas 2019 A Ltd.,
7.875%, 2-1-23		300	316
Sunac China Holdings Ltd.,
7.950%, 10-11-23		800	808

			3,508

Real Estate Operating Companies – 0.2%
Grand City Properties S.A.,
1.500%, 2-22-27(A)	EUR	400	467

Residential REITs – 0.3%
Heimstaden Bostad AB,
1.750%, 12-7-21(A)(D)		600	703

Retail REITs – 0.2%
MAF Global Securities Ltd.,
5.500%, 9-7-67		$400	400

Total Real Estate - 4.8%			11,040

Utilities
Electric Utilities – 0.2%
State Grid Europe Development (2014) plc,
1.500%, 1-26-22(A)	EUR	309	363

Gas Utilities – 0.2%
Origin Energy Finance Ltd.:
2.875%, 10-11-19(A)		200	229

2.500%, 10-23-20(A)		300	352

			581

Total Utilities - 0.4%			944

TOTAL CORPORATE DEBT SECURITIES – 32.3%			$73,752

(Cost: $71,819)

OTHER GOVERNMENT SECURITIES(F)
Argentina - 0.4%
Republic of Argentina:
35.900%, 6-21-20 (A)	ARS	8,819	204
5.830%, 7-31-20 (A)		34,083	764

			968

Brazil - 0.5%
Federative Republic of Brazil,
4.625%, 1-13-28		$1,136	1,192

Columbia - 0.9%
Republic of Colombia:
4.500%, 3-15-29		1,186	1,295
6.125%, 1-18-41		623	771

			2,066

Dominican Republic - 0.3%
Dominican Republic,
6.000%, 7-19-28		720	777

Egypt - 1.1%
Arab Republic of Egypt:
4.750%, 4-16-26 (A)	EUR	416	475
7.500%, 1-31-27		$862	919
6.375%, 4-11-31 (A)	EUR	524	605
8.500%, 1-31-47 (B)		$277	293
8.700%, 3-1-49		222	239

			2,531

France - 3.4%
France Government Bond,
2.000%, 5-25-48 (A)	EUR	5,337	7,812

Germany - 14.2%
Bundesrepublik Deutschland:
0.250%, 2-15-29 (A)		15,127	18,174
1.250%, 8-15-48 (A)		9,700	14,076

			32,250

Ghana - 0.2%
Republic of Ghana,
7.875%, 8-7-23		$310	336

Indonesia - 0.8%
Indonesia Government Bond:
3.700%, 1-8-22 (B)		310	317
8.500%, 10-12-35		200	301
8.375%, 4-15-39 (A)	IDR	7,041,000	519
Republic of Indonesia:
1.450%, 9-18-26 (A)	EUR	187	217
6.625%, 2-17-37		$300	390

			1,744

Italy - 9.3%
Buoni del Tesoro Poliennali:
2.500%, 11-15-25 (A)	EUR	16,468	19,775
2.700%, 3-1-47 (A)		1,230	1,367

			21,142

Nigeria - 0.4%
Republic of Nigeria:
7.625%, 11-21-25 (B)		$200	218
7.625%, 11-28-47		479	477
9.248%, 1-21-49 (B)		200	227

			922

Norway - 6.5%
Norway Government Bond:
1.750%, 2-17-27 (A)	NOK	69,196	8,326
1.750%, 9-6-29 (A)		54,111	6,513

			14,839

Panama - 0.5%
Republic of Panama,
9.375%, 4-1-29		$816	1,223

Peru - 0.7%
Republic of Peru:
7.350%, 7-21-25		309	394
8.750%, 11-21-33		785	1,268

			1,662

Qatar - 0.5%
Qatar Government Bond,
5.103%, 4-23-48		900	1,072

Romania - 0.8%
Romania Government Bond:
2.875%, 3-11-29 (A)	EUR	900	1,133
4.125%, 3-11-39 (A)		450	586

			1,719

South Africa - 1.1%
Republic of South Africa:
5.875%, 9-16-25		$427	468
5.875%, 6-22-30		740	802
9.000%, 1-31-40 (A)	ZAR	16,991	1,136

			2,406

Sri Lanka - 0.7%
Republic of Sri Lanka:
6.850%, 11-3-25		$1,091	1,094
6.200%, 5-11-27 (B)		580	550

			1,644

Tunisia - 0.3%
Banque Centrale de Tunisie,
5.625%, 2-17-24 (A)	EUR	606	684

United Arab Emirates - 0.3%
Abu Dhabi Government Bond,
4.125%, 10-11-47		$515	565

Uzbekistan - 0.2%
Republic of Uzbekistan,
5.375%, 2-20-29		459	489

TOTAL OTHER GOVERNMENT SECURITIES – 43.1%			$98,043

(Cost: $91,384)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 14.7%
U.S. Treasury Bonds,
3.375%, 11-15-48(G)		5,200	6,113
U.S. Treasury Notes:
2.875%, 10-31-23(H)		14,700	15,383
2.000%, 2-15-25		11,816	11,930

			33,426

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.7%			$33,426

(Cost: $32,421)

SHORT-TERM SECURITIES
Commercial Paper(I) - 2.2%
Sonoco Products Co.,
2.531%, 7-1-19		2,424	2,424
UnitedHealth Group, Inc.,
2.481%, 7-3-19		2,500	2,499

			4,923

Japan Government Treasury Bills - 4.1%
Japan Government Treasury Bills,
0.000%, 11-20-19(A)	JPY	1,000,000	9,282

Master Note - 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19(J)	4,650	4,650

	Shares
Money Market Funds - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.360%, (K)(L)	923	923

TOTAL SHORT-TERM SECURITIES – 8.7%		$19,778

(Cost: $19,377)

TOTAL INVESTMENT SECURITIES – 99.0%		$225,667

(Cost: $216,533)

CASH AND OTHER ASSETS, NET OF LIABILITIES(M)(N) – 1.0%		2,339

NET ASSETS – 100.0%		$228,006

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL – Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, JPY - Japanese Yen, KRW – South Korean Won, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK – Swedish Krona and ZAR - South African Rand).

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $8,297 or 3.6% of net assets.

(C)	All or a portion of securities with an aggregate value of $911 are on loan.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	All or a portion of securities with an aggregate value of $2,680 have been pledged as collateral on open futures contracts.
(H)	All or a portion of securities with an aggregate value of $628 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(I)	Rate shown is the yield to maturity at June 30, 2019.
(J)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Investment made with cash collateral received from securities on loan.
(L)	Rate shown is the annualized 7-day yield at June 30, 2019.
(M)	Cash of $35 has been pledged as collateral on OTC foreign forward currency contracts.
(N)	Cash of $1,399 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at June 30, 2019:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Credit Derivatives Series 31 Index – Investment Grade	(1.000%)	12-20-23	24,200	$(541)	$(385)	$(155)
iTraxx Asia ex-Japan IG Series 31 Index	(1.000%)	6-20-24	9,100	(149)	(121)	(29)
iTraxx Europe Crossover Series 31 Index	(5.000%)	6-20-24	3,800	(491)	(428)	(63)
iTraxx Europe Senior Financials Series 31Index	(1.000%)	6-20-24	4,200	(86)	(40)	(46)
iTraxx Europe Series 31 Index	(1.000%)	6-20-22	8,000	(203)	(164)	(38)

				$(1,470)	$(1,138)	$(331)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at June 30, 2019:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Credit Derivatives Series 32 Index – Investment Grade	1.000%	6-20-24	0.912%	9,100	$197	$153	$44

The following over the counter credit default swaps - buy protection(1) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	800	$(23)	$(11)	$(12)
BNP Paribas	Barclays Bank plc	(1.000%)	6-20-24	800	(33)	(24)	(9)
Bouygues SA	Barclays Bank plc	(1.000%)	6-20-24	1,000	(39)	(27)	(12)
China	Barclays Bank plc	(1.000%)	6-20-24	7,200	(193)	(146)	(47)

Commerzbank AG	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	800	16	(16)	32
Diageo PLC	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	800	(36)	(32)	(4)
Korea	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	4,600	(150)	(146)	(4)
Societe Generale SA	Citibank N.A.	(1.000%)	6-20-24	400	(16)	(11)	(5)
Societe Generale SA	Citibank N.A.	(1.000%)	6-20-24	400	(16)	(11)	(5)
Standard Chartered PLC	Barclays Bank plc	(1.000%)	6-20-24	1,100	(27)	(11)	(16)
Standard Chartered PLC	Morgan Stanley & Co. International plc	(1.000%)	12-20-23	1,000	(25)	(2)	(23)

					$(542)	$(437)	$(105)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Czech Koruna	61,296	Euro	2,388	9-18-19	Barclays Capital, Inc.	$—	$12
U.S. Dollar	362	Hungarian Forint	103,465	9-18-19	Barclays Capital, Inc.	4	—
New Taiwan Dollar	71,781	U.S. Dollar	2,281	8-8-19	Citibank N.A.	—	41
South Korean Won	5,329,312	U.S. Dollar	4,565	8-8-19	Citibank N.A.	—	45
U.S. Dollar	2,237	Indonesian Rupiah	32,540,754	8-8-19	Citibank N.A.	56	—
British Pound	4,500	U.S. Dollar	5,688	9-18-19	Citibank N.A.	—	48
Canadian Dollar	1,040	U.S. Dollar	777	9-18-19	Citibank N.A.	—	19
Euro	2,115	Polish Zloty	9,054	9-18-19	Citibank N.A.	9	—
Euro	76,000	U.S. Dollar	85,864	9-18-19	Citibank N.A.	—	1,100
Israeli Shekel	7,990	U.S. Dollar	2,228	9-18-19	Citibank N.A.	—	22
Norwegian Krone	125,041	U.S. Dollar	14,518	9-18-19	Citibank N.A.	—	172
Turkish New Lira	280	U.S. Dollar	45	9-18-19	Citibank N.A.	—	1
U.S. Dollar	6,836	Brazilian Real	28,030	9-18-19	Citibank N.A.	407	—
Japanese Yen	1,000,000	U.S. Dollar	9,169	11-20-19	Citibank N.A.	—	206
South African Rand	16,632	U.S. Dollar	1,114	9-18-19	Deutsche Bank AG	—	55
Thai Baht	147,300	U.S. Dollar	4,729	9-18-19	Deutsche Bank AG	—	83
U.S. Dollar	2,244	South African Rand	33,624	9-18-19	Deutsche Bank AG	120	—
Canadian Dollar	410	U.S. Dollar	309	9-18-19	Goldman Sachs International	—	5
Euro	2,036	British Pound	1,814	9-18-19	Goldman Sachs International	—	18
Mexican Peso	44,960	U.S. Dollar	2,312	9-18-19	Goldman Sachs International	1	—
Norwegian Krone	2,900	Euro	294	9-18-19	Goldman Sachs International	—	4
Swedish Krona	17,000	U.S. Dollar	1,828	9-18-19	Goldman Sachs International	—	14
U.S. Dollar	1,391	Australian Dollar	2,020	9-18-19	Goldman Sachs International	31	—
U.S. Dollar	9,477	Japanese Yen	1,022,000	9-18-19	Goldman Sachs International	57	—
U.S. Dollar	2,073	Swedish Krona	19,400	9-18-19	Goldman Sachs International	28	—
Indonesian Rupiah	5,800,000	U.S. Dollar	393	8-8-19	Morgan Stanley International	—	16
Philippine Peso	122,000	U.S. Dollar	2,332	8-8-19	Morgan Stanley International	—	45
South African Rand	65,000	U.S. Dollar	4,464	9-18-19	Morgan Stanley International	—	104

						$713	$2,010

The following futures contracts were outstanding at June 30, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	66	9-6-19	6,600	$(10,079)	$(391)
BTP Italian Government Notes	Short	196	9-6-19	19,600	(24,850)	(281)
Euro-Bobl 5-Year Bond	Short	298	9-6-19	29,800	(45,556)	(157)
Euro-Bund 10-Year Bond	Long	149	9-6-19	14,900	29,267	241
Euro-OAT France Government 10-Year Bond	Short	270	9-6-19	27,000	(50,618)	(901)
Euro-Buxl 30-Year Bond	Short	19	9-10-19	1,900	(4,384)	(2)
U.S. 10-Year Ultra Treasury Note	Short	52	9-19-19	5,200	(7,182)	(130)
U.S. Treasury Ultra Long Bond	Long	9	9-19-19	900	1,598	(1)
United Kingdom Long Gilt	Short	66	9-26-19	6,600	(10,921)	(147)
U.S. 30-Year Treasury Bond	Short	52	9-30-19	5,200	(8,091)	(158)
U.S. 5-Year Treasury Note	Long	371	10-3-19	37,100	43,836	497

					$(86,980)	$(1,430)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Citibank N.A.	Receive	6-Month EURIBOR	0.256%	9/19/2029	EUR	11,717	$(63)	$—	$(63)
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	3.065%	9/18/2024	CNY	1,996	8	—	8
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028	MXN	3,007	48	—	48
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028		1,641	26	(25)	51
Goldman Sachs International	Pay	3-Month New Zealand Dollar LIBOR	1.905%	2/15/2020	NZD	58,406	142	—	142
Goldman Sachs International	Receive	3-Month New Zealand Dollar LIBOR	2.070%	2/15/2024		12,932	(356)	—	(356)
Goldman Sachs International	Receive	6-Month British Pound LIBOR	1.229%	12/13/2021	GBP	12,005	(92)	—	(92)
Goldman Sachs International	Receive	6-Month British Pound LIBOR	1.272%	12/13/2021		12,005	(102)	—	(102)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	3.130%	10/15/2022	HUF	12,914	(517)	—	(517)
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	1.828%	9/16/2021	PLN	19,940	10	—	10
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	2.110%	9/16/2024		9,891	(92)	—	(92)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		$4,046	(106)	—	(106)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.881%	11/16/2045		4,769	(445)	—	(445)
Morgan Stanley & Co. International plc	Pay	7-Day China Fixing Repo Rates	3.062%	9/18/2024	CNY	3,821	15	—	15

							$(1,524)	$(25)	$(1,499)

The following over the counter interest rate swap agreements were outstanding at June 30, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	2.920%	9/18/2024	CNY	2,560	$(4)	$—	$(4)
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.921%	9/18/2024		3,042	(6)	—	(6)

							$(10)	$—	$(10)

The following written options were outstanding at June 30, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus NOK	Morgan Stanley & Co., Inc.	Call	4,075,000	4,075	October 2019	$10.09	$39	$(15)
EUR versus SEK	Morgan Stanley & Co., Inc.	Put	8,143,000	8,143	October 2019	10.43	39	(58)

GBP versus USD	Morgan Stanley & Co., Inc.	Put	11,662,000	11,662	January 2020	1.05	74	(12)
	Goldman Sachs International	Call	11,564,000	11,564	February 2020	1.44	28	(20)
NZD versus USD	Morgan Stanley & Co., Inc.	Call	2,000,000	2,000	August 2019	0.71	10	(1)
	Morgan Stanley & Co., Inc.	Call	29,662,000	29,662	August 2019	0.74	165	— *
U.S. 5-Year Treasury Note September Futures	N/A	Call	230	23,000	August 2019	117.50	62	(214)
	N/A	Call	240	24,000	August 2019	118.75	82	(79)
USD versus JPY	Goldman Sachs International	Put	4,536,000	4,536	November 2019	104.11	39	(38)
USD versus KRW	Morgan Stanley & Co., Inc.	Call	4,536,000	4,536	November 2019	1,227.00	38	(20)
USD versus MXN	Morgan Stanley & Co., Inc.	Put	4,540,000	4,540	August 2019	18.75	31	(19)
USD versus ZAR	Morgan Stanley & Co., Inc.	Call	3,401,421	3,401	August 2019	18.07	101	— *

							$708	$(476)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$36	$632	$—
Corporate Debt Securities	—	73,752	—
Other Government Securities	—	98,043	—
United States Government Obligations	—	33,426	—
Short-Term Securities	923	18,855	—

Total	$959	$224,708	$—

Centrally Cleared Credit Default Swaps	$44	$—	$—
Over the Counter Credit Default Swaps	$—	$16	$—
Forward Foreign Currency Contracts	$—	$713	$—
Futures Contracts	$738	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$274	$—

Liabilities
Centrally Cleared Credit Default Swaps	$138	$193	$—
Over the Counter Credit Default Swaps	$477	$81	$—
Forward Foreign Currency Contracts	$—	$2,010	$—
Futures Contracts	$2,168	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$1,773	$—
Over the Counter Interest Rate Swaps	$—	$10	$—
Written Options	$293	$183	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$216,533

Gross unrealized appreciation	11,524
Gross unrealized depreciation	(2,390)

Net unrealized appreciation	$9,134